CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		$ 61,249	$ (20,621)	$ (12,837)
Cash flows from investing activities of continuing operations
Purchases of investments		(359,158)	(334,900)	(274,491)
Proceeds from sales of investments		126,728	146,285	137,173
Proceeds from maturities of investments		142,100	124,229	119,051
Change in loans		(1,173)	14,249	(22,466)
Proceeds from sales and securitizations of loans		2,918	1,495	2,878
Change in securities borrowed and purchased under agreements to resell		(32,576)	(43,390)	19,362
Changes in investments and advances—intercompany		0	0	0
Other investing activities		(3,744)	(3,280)	(4,881)
Net cash used in investing activities of continuing operations		(124,905)	(95,312)	(23,374)
Cash flows from financing activities of continuing operations
Dividends paid		(5,198)	(5,352)	(5,447)
Issuance of preferred stock		3,300	2,995	1,496
Redemption of preferred stock		(3,785)	(1,500)	(1,980)
Treasury stock acquired		(7,601)	(2,925)	(17,571)
Proceeds (repayments) from issuance of long-term debt, net		(4,292)	13,056	8,105
Proceeds (repayments) from issuance of long-term debt—intercompany, net		0	0	0
Change in deposits		44,966	210,081	57,420
Change in securities loaned and sold under agreements to repurchase		(8,240)	33,186	(11,429)
Change in short-term borrowings		(1,541)	(15,535)
Change in short-term borrowings				12,703
Net change in short-term borrowings and other advances—intercompany		0	0	0
Capital contributions from (to) parent		0		0
Other financing activities		(337)	(411)	(364)
Net cash provided by financing activities of continuing operations		17,272	233,595	42,933
Effect of exchange rate changes on cash and due from banks		(1,198)	(1,966)	(908)
Change in cash, due from banks and deposits with banks		(47,582)	115,696	5,814
Cash, due from banks and deposits with banks at beginning of year		309,615	193,919	188,105
Cash, due from banks and deposits with banks at end of year		262,033	309,615	193,919
Cash and due from banks (including segregated cash and other deposits)		27,515	26,349	23,967
Deposits with banks, net of allowance		234,518	283,266	169,952
Cash, due from banks and deposits with banks at end of period		262,033	309,615	193,919
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		4,028	4,797	4,888
Cash paid during the year for interest		7,143	12,094	27,901
Non-cash investing and financing activities
Decrease in net loans associated with significant disposals reclassified to HFS	[1],[2]	9,945	0	0
Transfers to loans HFS (Other assets) from loans	[1],[2]	7,414	2,614	5,500
Decrease in long-term debt associated with significant disposals reclassified to HFS	[2]	479	0	0
Decrease in deposits associated with significant disposals reclassified to HFS	[2]	8,407	0	0
Consolidating adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		0	0	0
Cash flows from investing activities of continuing operations
Purchases of investments		0	0	0
Proceeds from sales of investments		0	0	0
Proceeds from maturities of investments		0	0	0
Change in loans		0	0	0
Proceeds from sales and securitizations of loans		0	0	0
Change in securities borrowed and purchased under agreements to resell		0	0	0
Changes in investments and advances—intercompany		0	0	0
Other investing activities		0	0	0
Net cash used in investing activities of continuing operations		0	0	0
Cash flows from financing activities of continuing operations
Dividends paid		0	0	0
Issuance of preferred stock		0	0	0
Redemption of preferred stock		0	0	0
Treasury stock acquired		0	0	0
Proceeds (repayments) from issuance of long-term debt, net		0	0	0
Proceeds (repayments) from issuance of long-term debt—intercompany, net		0	0	0
Change in deposits		0	0	0
Change in securities loaned and sold under agreements to repurchase		0	0	0
Change in short-term borrowings		0	0
Change in short-term borrowings				0
Net change in short-term borrowings and other advances—intercompany		0	0	0
Capital contributions from (to) parent		0		0
Other financing activities		0	0	0
Net cash provided by financing activities of continuing operations		0	0	0
Effect of exchange rate changes on cash and due from banks		0	0	0
Change in cash, due from banks and deposits with banks		0	0	0
Cash, due from banks and deposits with banks at beginning of year		0	0	0
Cash, due from banks and deposits with banks at end of year		0	0	0
Cash and due from banks (including segregated cash and other deposits)		0	0	0
Deposits with banks, net of allowance		0	0	0
Cash, due from banks and deposits with banks at end of period		0	0	0
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		0	0	0
Cash paid during the year for interest		0	0	0
Non-cash investing and financing activities
Decrease in net loans associated with significant disposals reclassified to HFS		0
Transfers to loans HFS (Other assets) from loans		0	0	0
Decrease in long-term debt associated with significant disposals reclassified to HFS		0
Decrease in deposits associated with significant disposals reclassified to HFS		0
Citigroup parent company | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		3,947	5,002	25,011
Cash flows from investing activities of continuing operations
Purchases of investments		0	0	0
Proceeds from sales of investments		0	0	5
Proceeds from maturities of investments		0	0	0
Change in loans		0	0	0
Proceeds from sales and securitizations of loans		0	0	0
Change in securities borrowed and purchased under agreements to resell		0	0	0
Changes in investments and advances—intercompany		8,260	(5,584)	(1,847)
Other investing activities		0	0	0
Net cash used in investing activities of continuing operations		8,260	(5,584)	(1,842)
Cash flows from financing activities of continuing operations
Dividends paid		(5,198)	(5,352)	(5,447)
Issuance of preferred stock		3,300	2,995	1,496
Redemption of preferred stock		(3,785)	(1,500)	(1,980)
Treasury stock acquired		(7,601)	(2,925)	(17,571)
Proceeds (repayments) from issuance of long-term debt, net		(86)	16,798	1,666
Proceeds (repayments) from issuance of long-term debt—intercompany, net		0	0	0
Change in deposits		0	0	0
Change in securities loaned and sold under agreements to repurchase		0	0	0
Change in short-term borrowings		0	0
Change in short-term borrowings				0
Net change in short-term borrowings and other advances—intercompany		501	(7,528)	(968)
Capital contributions from (to) parent		0		0
Other financing activities		(337)	(411)	(364)
Net cash provided by financing activities of continuing operations		(13,206)	2,077	(23,168)
Effect of exchange rate changes on cash and due from banks		0	0	0
Change in cash, due from banks and deposits with banks		(999)	1,495	1
Cash, due from banks and deposits with banks at beginning of year		4,516	3,021	3,020
Cash, due from banks and deposits with banks at end of year		3,517	4,516	3,021
Cash and due from banks (including segregated cash and other deposits)		17	16	21
Deposits with banks, net of allowance		3,500	4,500	3,000
Cash, due from banks and deposits with banks at end of period		3,517	4,516	3,021
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		(2,406)	(1,883)	(393)
Cash paid during the year for interest		3,101	2,681	3,820
Non-cash investing and financing activities
Decrease in net loans associated with significant disposals reclassified to HFS		0
Transfers to loans HFS (Other assets) from loans		0	0	0
Decrease in long-term debt associated with significant disposals reclassified to HFS		0
Decrease in deposits associated with significant disposals reclassified to HFS		0
CGMHI | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		43,227	(26,195)	(35,396)
Cash flows from investing activities of continuing operations
Purchases of investments		0	0	0
Proceeds from sales of investments		0	0	0
Proceeds from maturities of investments		0	0	0
Change in loans		0	0	0
Proceeds from sales and securitizations of loans		0	0	0
Change in securities borrowed and purchased under agreements to resell		(29,944)	(46,044)	15,811
Changes in investments and advances—intercompany		(9,040)	(6,917)	(870)
Other investing activities		(2)	(54)	(64)
Net cash used in investing activities of continuing operations		(38,986)	(53,015)	14,877
Cash flows from financing activities of continuing operations
Dividends paid		(196)	(172)	0
Issuance of preferred stock		0	0	0
Redemption of preferred stock		0	0	0
Treasury stock acquired		0	0	0
Proceeds (repayments) from issuance of long-term debt, net		15,071	6,349	10,389
Proceeds (repayments) from issuance of long-term debt—intercompany, net		14,410	3,960	(7,177)
Change in deposits		0	0	0
Change in securities loaned and sold under agreements to repurchase		(27,241)	79,322	5,115
Change in short-term borrowings		1,102	1,228
Change in short-term borrowings				7,440
Net change in short-term borrowings and other advances—intercompany		(917)	(7,806)	5,843
Capital contributions from (to) parent		71		(74)
Other financing activities		12	0	(253)
Net cash provided by financing activities of continuing operations		2,312	82,881	21,283
Effect of exchange rate changes on cash and due from banks		0	0	0
Change in cash, due from banks and deposits with banks		6,553	3,671	764
Cash, due from banks and deposits with banks at beginning of year		20,112	16,441	15,677
Cash, due from banks and deposits with banks at end of year		26,665	20,112	16,441
Cash and due from banks (including segregated cash and other deposits)		7,724	6,709	5,681
Deposits with banks, net of allowance		18,941	13,403	10,760
Cash, due from banks and deposits with banks at end of period		26,665	20,112	16,441
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		919	1,138	418
Cash paid during the year for interest		2,210	4,516	12,664
Non-cash investing and financing activities
Decrease in net loans associated with significant disposals reclassified to HFS		0
Transfers to loans HFS (Other assets) from loans		0	0	0
Decrease in long-term debt associated with significant disposals reclassified to HFS		0
Decrease in deposits associated with significant disposals reclassified to HFS		0
Other Citigroup subsidiaries and eliminations | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		14,075	572	(2,452)
Cash flows from investing activities of continuing operations
Purchases of investments		(359,158)	(334,900)	(274,491)
Proceeds from sales of investments		126,728	146,285	137,168
Proceeds from maturities of investments		142,100	124,229	119,051
Change in loans		(1,173)	14,249	(22,466)
Proceeds from sales and securitizations of loans		2,918	1,495	2,878
Change in securities borrowed and purchased under agreements to resell		(2,632)	2,654	3,551
Changes in investments and advances—intercompany		780	12,501	2,717
Other investing activities		(3,742)	(3,226)	(4,817)
Net cash used in investing activities of continuing operations		(94,179)	(36,713)	(36,409)
Cash flows from financing activities of continuing operations
Dividends paid		196	172	0
Issuance of preferred stock		0	0	0
Redemption of preferred stock		0	0	0
Treasury stock acquired		0	0	0
Proceeds (repayments) from issuance of long-term debt, net		(19,277)	(10,091)	(3,950)
Proceeds (repayments) from issuance of long-term debt—intercompany, net		(14,410)	(3,960)	7,177
Change in deposits		44,966	210,081	57,420
Change in securities loaned and sold under agreements to repurchase		19,001	(46,136)	(16,544)
Change in short-term borrowings		(2,643)	(16,763)
Change in short-term borrowings				5,263
Net change in short-term borrowings and other advances—intercompany		416	15,334	(4,875)
Capital contributions from (to) parent		(71)		74
Other financing activities		(12)	0	253
Net cash provided by financing activities of continuing operations		28,166	148,637	44,818
Effect of exchange rate changes on cash and due from banks		(1,198)	(1,966)	(908)
Change in cash, due from banks and deposits with banks		(53,136)	110,530	5,049
Cash, due from banks and deposits with banks at beginning of year		284,987	174,457	169,408
Cash, due from banks and deposits with banks at end of year		231,851	284,987	174,457
Cash and due from banks (including segregated cash and other deposits)		19,774	19,624	18,265
Deposits with banks, net of allowance		212,077	265,363	156,192
Cash, due from banks and deposits with banks at end of period		231,851	284,987	174,457
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		5,515	5,542	4,863
Cash paid during the year for interest		1,832	4,897	11,417
Non-cash investing and financing activities
Decrease in net loans associated with significant disposals reclassified to HFS		9,945
Transfers to loans HFS (Other assets) from loans		7,414	$ 2,614	$ 5,500
Decrease in long-term debt associated with significant disposals reclassified to HFS		479
Decrease in deposits associated with significant disposals reclassified to HFS		$ 8,407

[1]	Operating and finance lease right-of-use assets and lease liabilities represent non-cash investing and financing activities, respectively, and are not included in the non-cash investing activities presented here. See Note 26 for more information and balances.
[2]	See Note 2 for further information on significant disposals.